Cash and cash equivalents and investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents and investments | Accumulated impairment
Financial instruments
Financial assets	€ (239)	€ (139)
Corporate bonds
Financial instruments
Unrealized gains of assets recognized in other comprehensive income	1,448	51
Cash balances with credit institutions
Financial instruments
Restricted cash balances	€ 7,736	€ 8,270